SIGNIFICANT ACCOUNTING POLICIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Goodwill	$ 4,031,000,000	$ 4,024,000,000
Government grants	$ 43,000,000	7,000,000
Senior-Unsecured Revolving Credit Facility
Disclosure of reclassifications or changes in presentation [line items]
Maturity (in years)	30 years
Notional amount	$ 665,000,000
Several individually immaterial acquisitions
Disclosure of reclassifications or changes in presentation [line items]
Goodwill		51,000,000
Several individually immaterial acquisitions | Cable
Disclosure of reclassifications or changes in presentation [line items]
Goodwill		37,000,000
Several individually immaterial acquisitions | Media
Disclosure of reclassifications or changes in presentation [line items]
Goodwill		$ 14,000,000